PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment carrying amount	$ 7,281,898		$ 11,039,774	$ 10,002,143
Depreciation expense	145,845	$ 196,662	328,161	328,943	$ 209,249
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment carrying amount	5,719,083		7,064,208	$ 7,198,592
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment included real estate assets held for lease	$ 5,766,807		$ 9,636,253